Related-party transactions - Summary of transactions and balances with equity accounted units (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Dividends from equity accounted units	$ 1,431	$ 594	$ 669
Investments in equity accounted units	3,504	3,764
Loans to equity accounted units	0	41
Investment in equity accounted units
Disclosure of transactions between related parties [Line Items]
Purchases from equity accounted units	(1,167)	(960)	(1,155)
Sales to equity accounted units	432	271	268
Dividends from equity accounted units	1,431	594	669
Net receipts/(funding) from/of equity accounted units	6	(43)	(33)
Investments in equity accounted units	3,504	3,764	3,971
Loans to equity accounted units	0	41	39
Trade and other receivables: amounts due from equity accounted units	251	251	259
Trade and other payables: amounts due to equity accounted units	$ (253)	$ (241)	$ (271)